Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets, net, by Segment
Goodwill and other intangible assets, net, by segment were as follows:

	Goodwill		Other Intangible Assets, net
(in millions)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
European Union	$1,472	$1,448	$604	$647
Eastern Europe, Middle East & Africa	617	637	228	242
Asia	3,960	4,791	1,251	1,542
Latin America & Canada	2,844	3,024	1,110	1,188
Total	$8,893	$9,900	$3,193	$3,619

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Goodwill is due primarily to PMI’s acquisitions in Canada, Indonesia, Mexico, Greece, Serbia, Colombia and Pakistan, as well as the business combination in the Philippines.

Movements in Goodwill
The movements in goodwill were as follows:

(in millions)	European Union	Eastern Europe, Middle East & Africa	Asia	Latin America & Canada	Total
Balance at January 1, 2012	$1,392	$666	$4,966	$2,904	$9,928
Changes due to:
Currency	56	(29)	(175)	120	(28)
Balances, December 31, 2012	1,448	637	4,791	3,024	9,900
Changes due to:
Currency	24	(20)	(831)	(180)	(1,007)
Balance at December 31, 2013	$1,472	$617	$3,960	$2,844	$8,893

Other Intangible Assets
Additional details of other intangible assets were as follows:

	December 31, 2013		December 31, 2012
(in millions)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Non-amortizable intangible assets	$1,798		$2,046
Amortizable intangible assets	1,940	$545	2,046	$473
Total other intangible assets	$3,738	$545	$4,092	$473

Gross Carrying Amount, Range of Useful Lives and Weighted Average Remaining Useful Life of Amortizable Intangible Assets
The gross carrying amount, range of useful lives as well as the weighted-average remaining useful life of amortizable intangible assets at December 31, 2013, were as follows:

Description (in millions)	Gross Carrying Amount	Initial Estimated Useful Lives	Weighted-Average Remaining Useful Life
Trademarks	$1,586	2 - 40 years	24 years
Distribution networks	160	20 - 30 years	14 years
Non-compete agreements	135	3 - 10 years	1 year
Other (including farmer contracts and intellectual property rights)	59	12.5 - 17 years	12 years
	$1,940